Property and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

Changes in cost	2022
	Opening balance	Additions	Disposals	Acquisitions of subsidiaries	CTA(*)	Closing balance
Furniture and fixtures	1,434	224	—	53	23	1,734
Building improvements	7,460	3,661	—	238	(100)	11,259
Office equipment	3,561	1,554	—	150	89	5,354
Right-of-use assets (a)	12,624	9,739	(4,730)	521	(32)	18,122
Total - Cost of fixed assets	25,079	15,178	(4,730)	962	(20)	36,469

Changes in accumulated depreciation	2022
	Opening balance	Additions	Disposals	Acquisitions of subsidiaries	CTA(*)	Closing balance
(-) Furniture and fixtures	(919)	(162)	—	(53)	(27)	(1,161)
(-) Building improvements	(3,559)	(828)	—	(71)	(58)	(4,516)
(-) Office equipment	(2,724)	(430)	—	(99)	(79)	(3,332)
(-) Right-of-use assets (a)	(4,469)	(2,405)	4,442	(200)	(201)	(2,833)
Total - Accumulated depreciation	(11,671)	(3,825)	4,442	(423)	(365)	(11,842)
Property and equipment, net	13,408	11,353	(288)	539	(385)	24,627
(*)CTA – Cumulative translation adjustment

Changes in cost	2021
	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA(*)	Closing balance
Furniture and fixtures	726	96	(6)	—	677	(59)	1,434
Building improvements	2,997	1,055	(21)	88	3,625	(284)	7,460
Office equipment	2,249	400	(4)	10	1,105	(199)	3,561
Right-of-use assets (a)	4,183	3,309	(97)	—	5,571	(342)	12,624
Total - Cost of fixed assets	10,155	4,860	(128)	98	10,978	(884)	25,079

Changes in accumulated depreciation	2021
	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA(*)	Closing balance
(-) Furniture and fixtures	(422)	(77)	1	—	(460)	39	(919)
(-) Building improvements	(2,070)	(302)	14	—	(1,386)	185	(3,559)
(-) Office equipment	(1,856)	(203)	2	—	(844)	177	(2,724)
(-) Right-of-use assets (a)	(1,988)	(1,201)	58	—	(1,519)	181	(4,469)
Total - Accumulated depreciation	(6,336)	(1,783)	75	—	(4,209)	582	(11,671)
Property and equipment, net	3,819	3,077	(53)	98	6,769	(302)	13,408

Changes in cost	2020
	Opening balance	Additions	Disposals	Transfer	CTA(*)	Closing balance
Furniture and fixtures	883	15	—	—	(172)	726
Building improvements	3,617	34	—	—	(654)	2,997
Office equipment	2,617	114	—	—	(482)	2,249
Right-of-use assets (a)	5,168	137	—	—	(1,122)	4,183
Total - Cost of fixed assets	12,285	300	—	—	(2,430)	10,155

Changes in accumulated depreciation	2020
	Opening balance	Additions	Disposals	Transfer	CTA(*)	Closing balance
(-) Furniture and fixtures	(451)	(71)	—	—	100	(422)
(-) Building improvements	(2,045)	(391)	—	—	366	(2,070)
(-) Office equipment	(2,069)	(192)	—	—	405	(1,856)
(-) Right-of-use assets (a)	(1,256)	(1,026)	—	—	294	(1,988)
Total - Accumulated depreciation	(5,821)	(1,680)	—	—	1,165	(6,336)
Property and equipment, net	6,464	(1,380)	—	—	(1,265)	3,819
As of December 31, 2022, 2021 and 2020 there was no indication that any of these assets were impaired.

(a)    The Group is a lessee in lease agreements for which the underlying assets are the office spaces located in Grand Cayman, London, Montevideo, New York, Santiago and São Paulo. Depreciation expense relating to these assets was recognized in 2022 for the amount of US$ 2,405 (US$ 1,201 and US$ 1,026 for 2021 and 2020), see note 20(a).
(b)    Following is the breakdown of the total Property and equipment assets by region:

	2022	2021
Brazil	8,580	1,961
Cayman Islands	1,350	2,044
Chile	7,933	7,334
United Kingdom	2,071	2,027
United States of America	3,995	22
Other	698	20
Balance	24,627	13,408
Property and equipment assets are allocated based on where the assets are located, and include leasehold improvements, and right-of-use lease assets.